Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018	Aug. 31, 2017
OPERATING EXPENSES
General and administrative	$ 57,922	$ 30,924	$ 263,423	$ 167,488	$ 508,278	$ 110,865
Professional fees	209,946	119,999	377,239	227,344	585,069	121,924
Research and development	489,981	647,467	674,020	680,543	1,249,854
Depreciation	70	74	140	146	290
Total Operating Expenses	757,919	798,464	1,314,822	1,075,521	2,343,491	232,789
Loss from Operations	(757,919)	(798,464)	(1,314,822)	(1,075,521)	(2,343,491)	(232,789)
OTHER OPERATING EXPENSE
Change in fair value of derivative liabilities	333,130		333,130
Interest expense						(2,100)
Total other expense	333,130		333,130			(2,100)
Provision for income taxes					0	0
NET LOSS	(424,789)	(798,464)	(981,692)	(1,075,521)	(2,343,491)	(234,889)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(3,606)	(1,254)	1,282	(2,279)	(12,937)	657
Total Other Comprehensive Income Loss	(3,606)	(1,254)	1,282	(2,279)	(12,937)	657
TOTAL COMPREHENSIVE LOSS	$ (428,395)	$ (799,718)	$ (980,410)	$ (1,077,800)	$ (2,356,428)	$ (234,232)
Basic Loss per Common Share (in dollars per share)	$ (0.03)	$ (0.07)	$ (0.07)	$ (0.10)
Diluted Loss per Common Share (in dollars per share)	$ (0.05)	$ (0.07)	$ (0.09)	$ (0.10)
Basic and Diluted Loss per Common Share (in dollars per share)					$ (0.23)	$ (0.03)
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	15,342,620	11,677,909	14,684,419	11,555,105	10,220,218	8,732,406